Cash, cash equivalents and restricted cash - Summary of cash, cash equivalents, and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,696,068	$ 1,209,226	$ 1,436,032
Restricted cash	150,081	192,356	176,203
Total cash, cash equivalents and restricted cash	$ 2,846,149	$ 1,401,582	$ 1,612,235	$ 1,825,466